Significant Accounting Policies and Basis of Presentation - Schedule of Schedule of Diluted Net Loss Per Share Antidilutive (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,533,664	5,889	6,842
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	9,834,074	1,142	384
Convertible Series A Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			6,458
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	192,061	4,747